Supplement to the
Fidelity Advisor
California Municipal
Income Fund
Class A, Class T,
Class B, and Class C
April 29, 2010
Prospectus

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.75%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the foonotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 30.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.75%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 32.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 32.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information in the "Fund Distribution" section on page 36.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

ASCM-10-01  June 7, 2010
1.777540.119

Supplement dated June 7, 2010 to the Prospectus for each of:

Fidelity Advisor 130/30 Large Cap Fund	Fidelity Advisor Equity Value Fund
Fidelity Advisor Asset Manager 20%	Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Asset Manager 30%	Fidelity Advisor Fifty Fund
Fidelity Advisor Asset Manager 40%	Fidelity Advisor Financial Services Fund
Fidelity Advisor Asset Manager 50%	Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Asset Manager 60%	Fidelity Advisor Freedom 2005 Fund
Fidelity Advisor Asset Manager 70%	Fidelity Advisor Freedom 2010 Fund
Fidelity Advisor Asset Manager 85%	Fidelity Advisor Freedom 2015 Fund
Fidelity Advisor Balanced Fund	Fidelity Advisor Freedom 2020 Fund
Fidelity Advisor Biotechnology Fund	Fidelity Advisor Freedom 2025 Fund
Fidelity Advisor California Municipal Income Fund	Fidelity Advisor Freedom 2030 Fund
Fidelity Advisor Canada Fund	Fidelity Advisor Freedom 2035 Fund
Fidelity Advisor Capital Development Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor China Region Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Communications Equipment Fund	Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Consumer Discretionary Fund	Fidelity Advisor Freedom Income Fund
Fidelity Advisor Consumer Staples Fund	Fidelity Advisor Global Balanced Fund
Fidelity Advisor Convertible Securities Fund	Fidelity Advisor Global Capital Appreciation Fund
Fidelity Advisor Diversified International Fund	Fidelity Advisor Global Commodity Stock Fund
Fidelity Advisor Diversified Stock Fund	Fidelity Advisor Gold Fund
Fidelity Advisor Dividend Growth Fund	Fidelity Advisor Government Income Fund
Fidelity Advisor Dynamic Capital Appreciation Fund	Fidelity Advisor Growth & Income Fund
Fidelity Advisor Dynamic Strategies Fund	Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Electronics Fund	Fidelity Advisor Growth Strategies Fund
Fidelity Advisor Emerging Asia Fund	Fidelity Advisor Health Care Fund
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	Fidelity Advisor High Income Advantage Fund
Fidelity Advisor Emerging Markets Fund	Fidelity Advisor High Income Fund
Fidelity Advisor Emerging Markets Income Fund	Fidelity Advisor Industrials Fund
Fidelity Advisor Energy Fund	Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Equity Growth Fund	Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Equity Income Fund	Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor International Capital Appreciation Fund	Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor International Discovery Fund	Fidelity Advisor Overseas Fund
Fidelity Advisor International Growth Fund	Fidelity Advisor Real Estate Fund
Fidelity Advisor International Real Estate Fund	Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor International Small Cap Fund	Fidelity Advisor Short-Intermediate Municipal Income Fund
Fidelity Advisor International Small Cap Opportunities Fund	Fidelity Advisor Small Cap Fund
Fidelity Advisor International Value Fund	Fidelity Advisor Small Cap Growth Fund
Fidelity Advisor Investment Grade Bond Fund	Fidelity Advisor Small Cap Independence Fund
Fidelity Advisor Japan Fund	Fidelity Advisor Small Cap Value Fund
Fidelity Advisor Large Cap Fund	Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Large Cap Growth Fund	Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Large Cap Value Fund	Fidelity Advisor Strategic Income Fund
Fidelity Advisor Latin America Fund	Fidelity Advisor Strategic Real Return Fund
Fidelity Advisor Leveraged Company Stock Fund	Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Materials Fund	Fidelity Advisor Technology Fund
Fidelity Advisor Mega Cap Stock Fund	Fidelity Advisor Telecommunications Fund
Fidelity Advisor Mid Cap Fund	Fidelity Advisor Total Bond Fund
Fidelity Advisor Mid Cap Growth Fund	Fidelity Advisor Total International Equity Fund
Fidelity Advisor Mid Cap II Fund	Fidelity Advisor Utilities Fund
Fidelity Advisor Mid Cap Value Fund	Fidelity Advisor Value Fund
Fidelity Advisor Mortgage Securities Fund	Fidelity Advisor Value Leaders Fund
Fidelity Advisor Municipal Income Fund	Fidelity Advisor Value Strategies Fund
Fidelity Advisor New Insights Fund	Fidelity Advisor Worldwide Fund
Treasury Fund: Advisor B Class

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund (Daily Money Class in the case of Treasury Fund) and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges and conversion features, will remain unchanged.